Property, Plant and Equipment (Details) - Schedule of leasing rights of land from israel land administration - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Leasing Rights Of Land From Israel Land Administration Abstract
Under finance lease	$ 1,119	$ 1,150